Policy Regarding Equity-Based Awards	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Policy Regarding Equity-Based Awards

Policy Regarding Equity-Based Awards

Our Equity Award Grant Guidelines set forth our policies and procedures with respect to the granting of equity awards, including stock options, to employees and executive officers of the Company. Equity awards for board members are subject to our Non-Employee Director Compensation Policy. All awards are approved by our board of directors or compensation committee. Generally, regular annual equity awards to employees are approved by the compensation committee during the Company’s annual compensation cycle. For new hires, awards are generally granted at the first regularly scheduled quarterly meeting of the compensation committee following the employee’s employment start date. The compensation committee may also approve grants for employees who have not yet commenced employment, in which case the grant will generally occur on the employee’s start date. In 2024, the compensation committee did not consider material nonpublic information when determining the timing and terms of equity awards and the Company did not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.

Adjustment To PEO Compensation, Footnote [Text Block]

(4)Compensation Actually Paid to the PEO (Mr. Barrett) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$5,247,108
Less, value of Stock and Option Awards reported in SCT	($3,935,185)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year-End	$7,256,988
Plus, Year Over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End	$3,925,999
Plus, FMV as of Vesting Date of Awards Granted this Year and that Vested this Year	$—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$520,926
Less Prior Year-End Fair Value of Awards Granted in a Prior Year that Failed to vest this year	$—
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Total Adjustments	$7,768,728
Compensation Actually Paid	$13,015,836

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5)The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from average Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$2,762,960
Less, value of Stock and Option Awards reported in SCT	($1,778,855)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year-End	$3,171,781
Plus, Year-Over-Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End(a)	$1,274,137
Plus, FMV as of Vesting Date of Awards Granted this Year and that Vested this Year	$—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year(a)	$233,892
Less Prior Year-End Fair Value of Prior Year Awards Granted in a that Failed to vest this year	$—
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Total Adjustments	$2,900,955
Compensation Actually Paid	$5,663,915

Peer Group Issuers, Footnote [Text Block]

(6)Peer group TSR reflects the S&P Internet Select Industry Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.